Concentrations of Risk (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers

For the 3 months ended December 31, 2017 and 2016, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivables balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Revenues		Percentage of revenues		Accounts receivable, trade

Customer A	$3,513	3,337	100%	100%	$40,668	18,405

	$3,513	3,337	100%	100%	$40,668	18,405

For the 6 months ended December 31, 2017 and 2016, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivables balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Revenues		Percentage of revenues		Accounts receivable, trade

Customer A	$7,111	6,836	100%	100%	$40,668	18,405

	$7,111	6,836	100%	100%	$40,668	18,405

For the years ended June 30, 2017 and June 30, 2016, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivables balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Revenue		Percentage of Revenue		Accounts receivable, trade

Customer A	$19,827	14,496	99%	53%	$31,450	13,052
Customer B	-	6,344	-	23%	-	-
Customer C	-	5,122	-	19%		-
	$19,827	25,962	99%	95%	$31,450	13,052

Schedule of Purchase and Outstanding Payable

For the 3 months ended December 31, 2017 and 2016, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Purchases		Percentage of purchases		Accounts payable, trade

Vendor A	$-	1,838	-	41%	-	-
Vendor B	1,963	-	47%	-	$-	-
	$1,963	1,838	47%	41%	$-	-

For the 6 months ended December 31, 2017 and 2016, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Purchases		Percentage of purchases		Accounts payable, trade

Vendor A	$-	3,461	-	60%	-	-
Vendor B	2,632	-	28%	-	$-	-
	$2,632	3,461	28%	60%	$-	-

For the years ended June 30, 2017 and June 30, 2016, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at period-end are presented as follows:

	2017	2016	2017	2016	2017	2016
	Purchase		Percentage of purchases		Accounts payable, trade

Vendor A	$6,090	3,773	41%	27%	$-	-
Vendor B	-	1,880	-	13%	-	-
Vendor C	-	1,522	-	11%	-	-
	$6,090	7,175	41%	51%	$-	-